CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2018
Cash flows from operating activities:
Net income	$ 5,487,188	$ 4,199,140	$ 1,330,720	$ 10,965,012
Adjustments to reconcile net income to net cash provided by operating activities:
Interest earned on marketable securities held in Trust Account	(8,554,415)	(5,355,748)	(2,082,636)	(12,579,571)
Unrealized loss on marketable securities held in Trust Account	270,022	165,291	141,285	270,650
Changes in operating assets and liabilities:
Prepaid expenses	(34,473)	150,252	(272,217)	226,878
Accounts payable and accrued expenses	2,266,072	84,185	230,153	(29,624)
Net cash used in operating activities	(565,606)	(756,880)	(652,695)	(1,146,655)
Cash flows from investing activities:
Investment of cash in Trust Account			(690,000,000)	0
Net cash used in investing activities			(690,000,000)	0
Cash flows from financing activities:
Receipt of amounts due from underwriter	0	657,138	0	657,138
Advances from related parties	377,739	346,895	126,378	381,675
Repayment of advances from related parties	0	(126,378)	0	(126,378)
Proceeds from sale of Units, net of underwriting discounts paid			680,000,000	0
Proceeds from sale of Private Placement Warrants			12,000,000	0
Proceeds from issuance of Class B ordinary shares			25,000	0
Proceeds from promissory note			100,000	0
Repayment of promissory note			(100,000)	0
Payment of offering costs			(802,301)	0
Net cash provided by financing activities	377,739	877,655	691,349,077	912,435
Net change in cash	(187,867)	120,775	696,382	(234,220)
Cash at beginning of period	462,162	696,382		696,382
Cash at ending of period	274,295	817,157	696,382	462,162
Non-cash investing and financing activities:
Change in value of ordinary shares subject to possible redemption	$ 5,487,188	$ 4,199,140	2,001,573	10,965,012
Initial classification of ordinary shares subject to possible redemption			662,058,983	0
Deferred underwriting fee payable			24,150,000	0
Reimbursement of offering costs due from underwriter			$ 657,138	$ 0